FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, CA 94403-1906

March 19, 2015

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Franklin Templeton Variable Insurance Products Trust (CIK#0000837274)
File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

On behalf of the above-referenced Trust submitted herewith under the EDGAR system, please find Amended Form N-CSR for the period end December 31, 2014.

The amended form is being filed to add the series and class identifiers of Franklin High Income VIP Fund Class 2, which was inadvertently left out of the Form N-CSR filing on March 4, 2015. There were no changes to Item 1 to the Report to Shareholders which was filed on March 4, 2015, accession number 0001193125-15-076230.

Sincerely,

/s/ LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer – Finance and Administration